Credit Facility (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Schedule of Secured Credit Facility
The Company's outstanding secured credit facility as of December 31, 2018 and 2017 consisted of the following (amounts in thousands):

	December 31, 2018	December 31, 2017

Variable rate revolving line of credit	$105,000	$120,000
Variable rate term loan fixed through interest rate swaps	100,000	100,000
Variable rate term loan	150,000	—
Total secured credit facility, principal amount outstanding	355,000	220,000
Unamortized deferred financing costs related to the term loan secured credit facility	(2,489)	(601)
Total secured credit facility, net of deferred financing costs	$352,511	$219,399

Schedule of Future Principal Payments Due on Debt
The principal payments due on the notes payable and secured credit facility for the nine months ending December 31, 2019, and for each of the next four years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
Nine months ending December 31, 2019	$1,681
2020	4,530
2021	155,207
2022	279,922
2023	252,712
Thereafter	138,429
$832,481

Secured Credit Facility [Member]
Debt Instrument [Line Items]
Schedule of Future Principal Payments Due on Debt
The principal payments due on the secured credit facility as of December 31, 2018, for each of the next five years ending December 31, are as follows (amounts in thousands):

Year	Amount
2019	$—
2020	—
2021	—
2022	105,000
2023	250,000
$355,000